Business Combinations - Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	Aug. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair value of assets and liabilities
Goodwill		$ 732,075	$ 732,540	$ 20,744
Capella Merger
Fair value of assets and liabilities
Cash and cash equivalents	$ 167,859
Marketable securities	31,419
Tuition receivable	36,716
Income tax receivable	163
Other current assets	9,041
Marketable securities, non-current	34,700
Property and equipment, net	53,182
Other assets	14,556
Intangible assets	349,800
Goodwill	725,275
Total assets acquired	1,422,711
Accounts payable and accrued expenses	(48,103)
Contract liabilities	(39,000)
Deferred income taxes	(96,320)
Other long-term liabilities	(2,327)
Total liabilities assumed	(185,750)
Total consideration	$ 1,236,961